INVENTORIES	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6 – INVENTORIES

Inventories as of March 31, 2026, and June 30, 2025, consisted of the following:

	March 31, 2026	June 30, 2025

Manufactured bio produce	$81,178	$77,399
Trading goods	205,867	207,162
Total inventories	$287,045	$284,561

Trading goods represent bio asphalt products purchased from an external supplier.

NOTE 5 - INVENTORIES

Inventories as of June 30, 2025 and 2024 consisted of the following:

	As of June 30,
	2025	2024

Manufactured bio produce	$77,399	$70,560
Trading goods	207,162	238,584
Total inventories	$284,561	$309,144

Trading goods represent bio asphalt products purchased from an external supplier.